Other revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Revenues related party	110	100	119
Amortization of unfavorable contracts	43	65	116
External management fees with third parties	1	19	30
Termination revenue	8	69	—
Total	162	253	265